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                          PFL WRIGHT VARIABLE ANNUITY

                                The PFL Wright
                           Variable Annuity Account
                                Annual Report
                               December 31, 1996



                        [LOGO OF PFL LIFE APPEARS HERE]
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Dear Policyholders:

  Outside of some sectors of the U.S. stock market, excesses are few in today's global economy. Allowing for some interim ups and downs, economies of the industrialized nations are likely to achieve a 2.5% rate of growth in 1997. International competition should keep inflation in check allowing interest rates to remain static.

  In the U.S., stock mutual funds are still attracting tens of billions of dollars in new deposits each month. Prudence and lofty price/earnings valuations suggests, however, that U.S. investors should prepare for a less hospitable market climate in 1997. Economies beyond our borders are in less mature stages of expansion, boding well for relatively superior investment returns during the year ahead. As always, we remain particularly excited about the prospects for high-quality issues, domestic and international, such as those embodied in the PFL Wright Variable Annuity Portfolios.

  The Annual Report of the PFL Wright Variable Annuity Account for the year ended December 31, 1996 is presented herein. Contained in this report is information and detail on the underlying investments in the following
Portfolios:

   Wright Near Term Bond Portfolio
   Wright Total Return Bond Portfolio
   Wright Selected Blue Chip Portfolio
   Wright International Blue Chip Portfolio

  Once again, the confidence that you continue to express in the PFL Wright Variable Annuity is greatly appreciated.

  All the best in 1997.

Sincerely,

/s/ William L. Busler

William L. Busler
President
PFL Life Insurance Company

This report may be distributed only to current policyholders or to persons who have received current prospectuses of the variable annuity and the underlying funds.

                                       2
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THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS OF
THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT,
PFL LIFE INSURANCE COMPANY:

We have audited the accompanying balance sheet of The PFL Wright Variable Annuity Account (comprising, respectively, the Wright Near Term Bond, Wright Total Return Bond, Wright Selected Blue Chip and Wright International Blue Chip subaccounts) as of December 31, 1996, and the related statement of operations for the year then ended and the statements of changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1996 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting The PFL Wright Variable Annuity Account at December 31, 1996 and the results of their operations for the year then ended and the changes in their contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                 Ernst & Young LLP

Des Moines, Iowa
January 31, 1997

                                       3
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THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

BALANCE SHEET
December 31, 1996

                                                                       WRIGHT
                                                                     NEAR TERM
                                                                        BOND
                                                            TOTAL    SUBACCOUNT
                                                         ----------- ----------
ASSETS
Cash...................................................  $        30       30
Investments in mutual funds, at current market value
 (Note 2):
 Wright Managed Blue Chip Series Trust
  Wright Near Term Bond Portfolio......................      652,207  652,207
  Wright Total Return Bond Portfolio...................      789,905      --
  Wright Selected Blue Chip Portfolio..................    2,668,203      --
  Wright International Blue Chip Portfolio.............    1,457,340      --
                                                         -----------  -------
 Total investments in mutual funds.....................    5,567,655  652,207
                                                         -----------  -------
Total Assets...........................................  $ 5,567,685  652,237
                                                         ===========  =======
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable ........................  $     3,203      --
                                                         -----------  -------
 Total Liabilities ....................................        3,203      --
Contract Owners' Equity:
 Deferred annuity contracts terminable by owners (Notes
  3 and 6).............................................    5,564,482  652,237
                                                         -----------  -------
                                                         $ 5,567,685  652,237
                                                         ===========  =======


                See accompanying Notes to Financial Statements.

                                       4
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
   WRIGHT                   WRIGHT                WRIGHT
    TOTAL                  SELECTED            INTERNATIONAL
 RETURN BOND              BLUE CHIP              BLUE CHIP
 SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
 -----------              ----------           -------------
       --                       --                     --
       --                       --                     --
   789,905                                             --
       --                 2,668,203                    --
       --                       --               1,457,340
   -------                ---------              ---------
   789,905                2,668,203              1,457,340
   -------                ---------              ---------
   789,905                2,668,203              1,457,340
   =======                =========              =========
       375                    2,675                    153
   -------                ---------              ---------
       375                    2,675                    153
   789,530                2,665,528              1,457,187
   -------                ---------              ---------
   789,905                2,668,203              1,457,340
   =======                =========             =========

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THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 1996

                                                                       WRIGHT
                                                                     NEAR TERM
                                                                        BOND
                                                            TOTAL    SUBACCOUNT
                                                          ---------- ----------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends............................................... $   50,184   17,742
Expenses (Note 5):
 Administration fee......................................      1,470      128
 Mortality and expense risk charge.......................     48,546    3,973
                                                          ----------  -------
   Net Investment income (loss)..........................        168   13,641
                                                          ----------  -------
NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) FROM
 INVESTMENTS
Net realized capital gain from sales of investments:
 Proceeds from sales.....................................  2,032,083  257,547
 Cost of investments sold................................  1,717,286  255,550
                                                          ----------  -------
Net realized capital gain from sales of investments......    314,797    1,997
Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the period.................................    343,168    7,443
 End of the period.......................................    760,507   (2,476)
                                                          ----------  -------
   Net change in unrealized appreciation/depreciation of
    investments..........................................    417,339   (9,919)
                                                          ----------  -------
   Net realized and unrealized capital gain (loss) from
    investments..........................................    732,136   (7,922)
                                                          ----------  -------
INCREASE FROM OPERATIONS................................. $  732,304    5,719
                                                          ==========  =======

                See accompanying Notes to Financial Statements.

                                       6
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
  WRIGHT               WRIGHT               WRIGHT
   TOTAL              SELECTED           INTERNATIONAL
RETURN BOND          BLUE CHIP             BLUE CHIP
SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
-----------          ----------          -------------
   30,373               2,069                   --
      240                 741                   361
    6,553              25,384                12,636
  -------             -------               -------
   23,580             (24,056)              (12,997)
  -------             -------               -------
  272,022             890,962               611,552
  264,605             643,034               554,097
  -------             -------               -------
    7,417             247,928                57,455
   27,893             260,715                47,117
    3,238             560,002               199,743
  -------             -------               -------
  (24,655)            299,287               152,626
  -------             -------               -------
  (17,238)            547,215               210,081
  -------             -------               -------
    6,342             523,159               197,084
  =======             =======               =======

                                       7
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THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Year Ended December 31, 1996 and 1995

                                                                  WRIGHT
                                                                NEAR TERM
                                                                   BOND
                                             TOTAL              SUBACCOUNT
                                      ---------------------  -----------------
                                         1996       1995      1996      1995
                                      ----------  ---------  -------  --------
OPERATIONS
 Net investment income (loss)........ $      168     75,566   13,641    12,335
 Net realized capital gain...........    314,797     36,780    1,997     1,244
 Net change in unrealized
  appreciation/depreciation of
  investments........................    417,339    484,501   (9,919)   18,943
                                      ----------  ---------  -------  --------
 Increase from operations............    732,304    596,847    5,719    32,522
                                      ----------  ---------  -------  --------
CONTRACT TRANSACTIONS
 Net contract purchase payments......    431,901  1,071,758   27,285    77,059
 Transfer payments from (to) other
  subaccounts or general account.....    167,183   (114,120) 292,586  (135,719)
 Contract terminations, withdrawals,
  and other deductions...............   (235,547)  (736,613)     --    (99,131)
                                      ----------  ---------  -------  --------
 Increase (decrease) from contract
  transactions.......................    363,537    221,025  319,871  (157,791)
                                      ----------  ---------  -------  --------
 Net increase (decrease) in contract
  owners' equity.....................  1,095,841    817,872  325,590  (125,269)
                                      ----------  ---------  -------  --------
CONTRACT OWNERS' EQUITY
 Beginning of the period.............  4,468,641  3,650,769  326,647   451,916
                                      ----------  ---------  -------  --------
 End of the period................... $5,564,482  4,468,641  652,237   326,647
                                      ==========  =========  =======  ========


                See accompanying Notes to Financial Statements.

                                       8
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
       WRIGHT                    WRIGHT                        WRIGHT
       TOTAL                    SELECTED                    INTERNATIONAL
    RETURN BOND                 BLUE CHIP                     BLUE CHIP
     SUBACCOUNT                SUBACCOUNT                    SUBACCOUNT
 -------------------      --------------------------    --------------------------
  1996        1995          1996           1995           1996           1995
 -------    --------      ---------      ---------      ---------      ---------

  23,580      17,626        (24,056)        51,446        (12,997)        (5,841)
   7,417       6,744        247,928         23,057         57,455          5,735
 (24,655)     45,046        299,287        305,554        152,626        114,958
 -------    --------      ---------      ---------      ---------      ---------
   6,342      69,416        523,159        380,057        197,084        114,852
 -------    --------      ---------      ---------      ---------      ---------


  30,592     166,975        248,378        513,090        125,646        314,634
 259,650    (173,228)      (211,360)       237,738       (173,693)       (42,911)
 (44,530)    (45,543)      (133,918)      (342,677)       (57,099)      (249,262)
 -------    --------      ---------      ---------      ---------      ---------
 245,712     (51,796)       (96,900)       408,151       (105,146)        22,461
 -------    --------      ---------      ---------      ---------      ---------
 252,054      17,620        426,259        788,208         91,938        137,313
 -------    --------      ---------      ---------      ---------      ---------


 537,476     519,856      2,239,269      1,451,061      1,365,249      1,227,936
 -------    --------      ---------      ---------      ---------      ---------
 789,530     537,476      2,665,528      2,239,269      1,457,187      1,365,249
 =======    ========      =========      =========      =========      =========

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THE PFL WRIGHT VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- The PFL Wright Variable Annuity Account ("Variable Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Variable Account are invested in the portfolios of the Wright Managed Blue Chip Series Trust as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1996.

Realized capital gains and losses from sale of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the mutual funds investments are reinvested to purchase additional mutual fund shares.

2. INVESTMENTS
A summary of the mutual fund investments at December 31, 1996 follows:

                                      NUMBER    NET ASSET
                                     OF SHARES    VALUE     MARKET
                                       HELD     PER SHARE   VALUE       COST
                                    ----------- --------- ---------- ----------
Wright Managed Blue Chip Series
 Trust
 Wright Near Term Bond Portfolio...  67,237.791  $ 9.70   $  652,207 $  654,683
 Wright Total Return Bond
  Portfolio........................  83,411.344    9.47      789,905    786,667
 Wright Selected Blue Chip
  Portfolio........................ 190,585.928   14.00    2,668,203  2,108,201
 Wright International Blue Chip
  Portfolio........................ 123,398.782   11.81    1,457,340  1,257,597
                                                          ---------- ----------
                                                          $5,567,655 $4,807,148
                                                          ========== ==========

3. CONTRACT OWNERS EQUITY
A summary of deferred annuity contracts terminable by owners at December 31, 1996 follows:

                                      ACCUMULATION  ACCUMULATION     TOTAL
SUBACCOUNT                             UNITS OWNED   UNIT VALUE  CONTRACT VALUE
----------                            ------------- ------------ --------------
Wright Near Term Bond................   612,818.637  $1.064323     $  652,237
Wright Total Return Bond.............   747,745.354   1.055881        789,530
Wright Selected Blue Chip............ 1,894,095.151   1.407283      2,665,528
Wright International Blue Chip....... 1,268,170.893   1.149046      1,457,187
                                                                   ----------
                                                                   $5,564,482
                                                                   ==========

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A summary of changes in contract owners' account units follows:

                                WRIGHT     WRIGHT      WRIGHT       WRIGHT
                              NEAR TERM     TOTAL     SELECTED   INTERNATIONAL
                                 BOND    RETURN BOND BLUE CHIP     BLUE CHIP
                              SUBACCOUNT SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                              ---------- ----------- ----------  -------------
Units outstanding 1/1/95.....   474,237    569,878   1,567,081     1,360,360
Units purchased..............    75,750    160,589     465,414       324,834
Units redeemed and trans-
 ferred......................  (237,782)  (221,310)    (97,975)     (304,261)
                               --------   --------   ---------     ---------
Units outstanding 12/31/95...   312,205    509,157   1,934,520     1,380,933
Units purchased..............    26,015     29,341     197,752       118,733
Units redeemed and trans-
 ferred......................   274,599    209,247    (238,177)     (231,495)
                               --------   --------   ---------     ---------
Units outstanding 12/31/96...   612,819    747,745   1,894,095     1,268,171
                               ========   ========   =========     =========

4. TAXES
Operations of the Variable Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Variable Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Variable Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Variable Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE
Administrative charges include an annual charge of $30 per contract which will commence on the first policy anniversary of each contract owner's account. Charges for administrative fees to the variable annuity contracts are an expense of the Variable Account.

PFL Life deducts a daily charge equal to an annual rate of 1.00% of the value of the contract owner's individual account as a charge for assuming certain mortality and expense risks.

6. CONTRACT OWNERS EQUITY

At December 31, 1996 contract owners' equity was comprised of:

                                         WRIGHT     WRIGHT      WRIGHT      WRIGHT
                                       NEAR TERM     TOTAL     SELECTED  INTERNATIONAL
                                          BOND    RETURN BOND BLUE CHIP    BLUE CHIP
                              TOTAL    SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                            ---------- ---------- ----------- ---------- -------------
Unit transactions, accumu-
 lated net investment in-
 come and realized capital
 gains....................  $4,803,975  654,713     786,292   2,105,526    1,257,444
Adjustment for
 appreciation/depreciation
 to market value..........     760,507   (2,476)      3,238     560,002      199,743
                            ----------  -------     -------   ---------    ---------
Total Contract Owners' Eq-
 uity.....................  $5,564,482  652,237     789,530   2,665,528    1,457,187
                            ==========  =======     =======   =========    =========

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7. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                      YEAR ENDED
                                       ----------------------------------------
                                               1996                1995
                                       -------------------- -------------------
                                       PURCHASES    SALES   PURCHASES   SALES
                                       ---------- --------- --------- ---------
 Wright Managed Blue Chip Series
  Trust
 Wright Near Term Bond Portfolio.....  $  591,039   257,547   157,665   302,860
 Wright Total Return Bond Portfolio..     541,699   272,022   206,065   240,590
 Wright Selected Blue Chip Portfo-
  lio................................     772,445   890,962   882,068   424,039
 Wright International Blue Chip Port-
  folio..............................     493,519   611,552   462,087   447,064
                                       ---------- --------- --------- ---------
                                       $2,398,702 2,032,083 1,707,885 1,414,553
                                       ========== ========= ========= =========

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